Accounts Payable and Accrued Liabilities Disclosure	12 Months Ended
Dec. 31, 2017
Notes
Accounts Payable and Accrued Liabilities Disclosure	6. Accounts Payable and Accrued Liabilities
	2017 $	2016 $

Trade payables	72,545	62,581
Other payables	--	18,275
GST payable	2,933	--
Accrued liabilities	12,754	5,958
	88,232	86,814